UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30,2007
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  80
                                                 --------------------

Form 13F Information Table Value Total:                $205,711
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4772    50995 SH       SOLE                    50995
Abbott Labs                    COM              002824100      536    10000 SH       SOLE                    10000
Abercrombie & Fitch            COM              002896207      403     5000 SH       SOLE                     5000
Adobe Systems                  COM              00724f101     1358    31100 SH       SOLE                    31100
Advance Auto Parts             COM              00751Y106     5662   168700 SH       SOLE                   168700
Affiliated Computer            COM              008190100      327     6500 SH       SOLE                     6500
American Intl. Group           COM              026874107     5760    85149 SH       SOLE                    85149
Amgen Inc                      COM              031162100     5445    96250 SH       SOLE                    96250
Anadarko Petroleum             COM              032511107     3402    63300 SH       SOLE                    63300
AnnTaylor Stores               COM              036115103      301     9500 SH       SOLE                     9500
Archer - Daniels               COM              039483102      662    20000 SH       SOLE                    20000
Arkansas Best Corp             COM              040790107      653    20000 SH       SOLE                    20000
BJ Services Co                 COM              055482103      265    10000 SH       SOLE                    10000
BP p.l.c                       COM              055622104     4444    64081 SH       SOLE                    64081
Bank of America Corp           COM              060505104      915    18200 SH       SOLE                    18200
Bed Bath & Beyond              COM              075896100     3557   104240 SH       SOLE                   104240
Best Buy Co.                   COM              086516101     5433   118050 SH       SOLE                   118050
C.H. Robinson Worldwide        COM              12541w209     2959    54500 SH       SOLE                    54500
CIT Group Inc                  COM              125581108     5345   132950 SH       SOLE                   132950
Capital One Financial Corp     COM              14040h105      485     7300 SH       SOLE                     7300
Cephalon Inc.                  COM              156708108      731    10000 SH       SOLE                    10000
ChevronTexaco Corp             COM              166764100     1274    13615 SH       SOLE                    13615
Cintas Corporation             COM              172908105      393    10600 SH       SOLE                    10600
Cisco Systems Inc              COM              17275r102      615    18576 SH       SOLE                    18576
Citigroup                      COM              172967101     3105    66527 SH       SOLE                    66527
Constellation Brands           COM              21036P108      726    30000 SH       SOLE                    30000
Costco Companies               COM              22160k105      632    10300 SH       SOLE                    10300
Dover Corp.                    COM              260003108     4727    92775 SH       SOLE                    92775
ENSCO Intl                     COM              26874Q100     1983    35350 SH       SOLE                    35350
Everest RE Group               COM              g3223r108      215     1950 SH       SOLE                     1950
Express Scripts                COM              302182100     3048    54600 SH       SOLE                    54600
FedEx                          COM              31428x106     1047    10000 SH       SOLE                    10000
Gannett                        COM              364730101     1943    44454 SH       SOLE                    44454
Gap                            COM              364760108      854    46300 SH       SOLE                    46300
General Dynamics               COM              369550108      929    11000 SH       SOLE                    11000
General Electric               COM              369604103     2484    60012 SH       SOLE                    60012
Halliburton Co                 COM              406216101     6029   157000 SH       SOLE                   157000
Harley-Davidson                COM              412822108      762    16500 SH       SOLE                    16500
Harrah's Entertainment         COM              413619107      243     2800 SH       SOLE                     2800
Hilb, Rogal & Hobbs            COM              431294107     3494    80635 SH       SOLE                    80635
Home Depot                     COM              437076102     1231    37950 SH       SOLE                    37950
Int'l Business Mach.           COM              459200101     6101    51795 SH       SOLE                    51795
J.P. Morgan Chase              COM              46625H100     4815   105082 SH       SOLE                   105082
Johnson & Johnson              COM              478160104     5478    83374 SH       SOLE                    83374
Kohl's Corp                    COM              500255104      573    10000 SH       SOLE                    10000
L-3 Communications             COM              502424104     8278    81050 SH       SOLE                    81050
Limited Brands                 COM              532716107      801    35000 SH       SOLE                    35000
Lowe's Companies               COM              548661107     7440   265520 SH       SOLE                   265520
Medco Health                   COM              58405U102     1727    19104 SH       SOLE                    19104
Merrill Lynch Inc.             COM              590188108      713    10000 SH       SOLE                    10000
Microsoft                      COM              594918104     6251   212200 SH       SOLE                   212200
Motorola Inc.                  COM              620076109      791    42700 SH       SOLE                    42700
Nordstrom                      COM              655664100      539    11500 SH       SOLE                    11500
NutriSystem Inc                COM              67069D108      469    10000 SH       SOLE                    10000
Office Max                     COM              67622P101      744    21700 SH       SOLE                    21700
Omnicare Inc.                  COM              681904108     6209   187400 SH       SOLE                   187400
Pepsico Inc.                   COM              713448108     3275    44705 SH       SOLE                    44705
Quest Diagnostics              COM              74834L100      352     6100 SH       SOLE                     6100
Royal Dutch Shell              COM              780257804      282     3435 SH       SOLE                     3435
Seagate Technology             COM              G7945J104     6449   252100 SH       SOLE                   252100
Southwest Airlines             COM              844741108     3802   256900 SH       SOLE                   256900
Staples Inc.                   COM              855030102     4548   211650 SH       SOLE                   211650
Symantec                       COM              871503108      663    34200 SH       SOLE                    34200
TJX Companies Inc              COM              872540109      291    10000 SH       SOLE                    10000
Target Corp                    COM              87612e106      954    15000 SH       SOLE                    15000
Texas Instruments              COM              882508104     1500    41000 SH       SOLE                    41000
Tidewater Inc                  COM              886423102      955    15200 SH       SOLE                    15200
Transatlantic Holdings         COM              893521104     2908    41350 SH       SOLE                    41350
U.S. Bancorp                   COM              902973304     1750    53810 SH       SOLE                    53810
United Health Group            COM              91324P102     6074   125425 SH       SOLE                   125425
United Parcel Service          COM              911312106     6787    90375 SH       SOLE                    90375
Varian Medical                 COM              92220P105     4617   110225 SH       SOLE                   110225
Wal-Mart Stores                COM              931142103     4938   113117 SH       SOLE                   113117
Walt Disney Co.                COM              254687106      363    10550 SH       SOLE                    10550
Washington Mutual              COM              939322103     1119    31700 SH       SOLE                    31700
Wells Fargo                    COM              949746101      747    20974 SH       SOLE                    20974
Werner Industries              COM              950755108      590    34400 SH       SOLE                    34400
Zimmer Holdings                COM              98956P102     6094    75250 SH       SOLE                    75250
First Industrial Realty        COM              32054K103     3247    83525 SH       SOLE                    83525
Lexington Realty Tr            COM              529043101     3325   166177 SH       SOLE                   166177
